BORROWINGS - Secured bank borrowings related to discounted notes receivable (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2024 CNY (¥)	Aug. 31, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Debt [Line Items]
Notes receivable	¥ 22,341			$ 3,061	¥ 0
Secured bank borrowings | Factoring with recourse
Short-Term Debt [Line Items]
Notes receivable	80,000	¥ 80,000	¥ 80,000
Factoring of notes receivable	79,300	¥ 79,300	¥ 79,300
Assets pledged to secure a debt instrument	¥ 80,000				¥ 0
Secured bank borrowings | Minimum | Factoring with recourse
Short-Term Debt [Line Items]
Interest rate	0.98%	0.98%	0.98%
Secured bank borrowings | Maximum | Factoring with recourse
Short-Term Debt [Line Items]
Interest rate	2.03%	2.03%	2.03%